Restructuring and Other (Restructuring and Other) (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring and other		$ 59.8	$ 88.7	$ 19.8
Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and other	[1]	24.4	29.1	0.6
Severance | Accounts Payable and Accrued Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded as a liability		14.7
Transaction related costs
Restructuring Cost and Reserve [Line Items]
Restructuring and other	[2]	22.2	59.6	16.5
Development expense
Restructuring Cost and Reserve [Line Items]
Restructuring and other	[3]	13.2	0.0	0.0
Pension withdrawal costs
Restructuring Cost and Reserve [Line Items]
Restructuring and other	[4]	0.0	0.0	2.7
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Arbitration award expense			5.8
Cash | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and other	[1]	21.5	26.7	0.6
Accelerated vesting on equity awards | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and other	[1]	$ 2.9	$ 2.4	$ 0.0

[1]	Severance costs in the fiscal year ended March 31, 2018 were primarily related to the restructuring of the Motion Pictures business in connection with the acquisition of Good Universe and additional workforce reductions in connection with the Starz Merger. Of the severance costs, $14.7 million is recorded as a liability and is expected to be paid by March 31, 2019. Severance costs in the fiscal year ended March 31, 2017 were primarily related to workforce reductions for redundancies in connection with the Starz Merger.
[2]	Transaction and related costs in the fiscal years ended March 31, 2018, 2017 and 2016 reflect transaction, integration and legal costs incurred associated with certain strategic transactions. In fiscal 2018, these costs were primarily related to the sale of EPIX (see Note 5), the Starz Merger, the legal fees associated with the Starz class action lawsuits and certain other legal matters. In fiscal 2017, these costs were primarily related to the Starz Merger, the legal fees associated with the Starz class action lawsuits, and an arbitration award of $5.8 million and related legal expenses. In fiscal 2016, these costs were primarily related to the acquisition of a majority interest in Pilgrim Media Group and certain shareholder transactions.
[3]	Development expense in the fiscal year ended March 31, 2018 represents write-downs resulting from the restructuring of the Motion Pictures business in connection with the acquisition of Good Universe and new management's decisions around the creative direction on certain development projects which were abandoned in the fiscal year.
[4]	Pension withdrawal costs in the fiscal year ended March 31, 2016 were related to an underfunded multi-employer pension plan in which the Company was no longer participating.